UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC. (FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc., 399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:_646-650-3914

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 29.8%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 8/7/14 (A) (B)	$1,900,000	$1,900,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.06%, 8/1/14 (B)	9,000,000	9,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.06%, 8/7/14 (B)	37,000,000	37,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/6/14 (B)	27,100,000	27,100,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.05%, 8/6/14 (A) (B)	2,800,000	2,800,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/6/14 (B)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/1/14 (B)	15,500,000	15,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/14 (B)	11,500,000	11,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/14 (B)	40,800,000	40,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/14 (B)	26,200,000	26,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/14 (B)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.07%, 8/7/14 (A) (B)	3,030,000	3,030,000
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.04%, 8/1/14 (B)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/1/14 (B)	3,000,000	3,000,000
Columbia University, TECP
0.10%, 8/7/14	14,000,000	14,000,000
0.10%, 8/20/14	13,585,000	13,585,000
0.12%, 9/17/14	14,000,000	14,000,000
0.12%, 9/25/14	7,000,000	7,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.04%, 8/7/14 (B)	23,900,000	23,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.02%, 8/1/14 (B)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/7/14 (B)	50,880,000	50,880,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (B)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/14 (B)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.06%, 8/1/14 (B)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.08%, 8/6/14 (A) (B)	4,145,000	4,145,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 8/1/14 (B)	3,800,000	3,800,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.05%, 8/6/14 (B)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.05%, 8/6/14 (B)	1,250,000	1,250,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/7/14 (B)	1,516,000	1,516,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.03%, 8/1/14 (B)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.03%, 8/1/14 (B)	8,700,000	8,700,000
Long Island, Power Authority, TECP, (LOC: JPMorgan Chase Bank, N.A.)
0.18%, 9/9/14	7,000,000	7,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.06%, 8/1/14 (B)	15,000,000	15,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.11%, 8/7/14 (B)	17,000,000	17,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/6/14 (B)	14,000,000	14,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/7/14 (B)	35,790,000	35,790,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/6/14 (B)	2,300,000	2,300,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.03%, 8/1/14 (B)	$46,800,000	$46,800,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.04%, 8/1/14 (B)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.04%, 8/1/14 (B)	10,000,000	10,000,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/1/14 (B)	1,500,000	1,500,000
NYC, Water & Sewer System, Ser B-3, RB
0.04%, 8/1/14 (B)	17,450,000	17,450,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.06%, 8/6/14 (B)	12,000,000	12,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	2,000,000	2,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 8/6/14 (A) (B)	2,800,000	2,800,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 8/6/14 (B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (B)	33,000,000	33,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB
0.06%, 8/5/14 (B)	10,000,000	10,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	2,600,000	2,600,000
Princeton University, TECP
0.08%, 8/6/14	36,000,000	36,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.04%, 8/6/14 (B)	28,200,000	28,200,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.05%, 8/7/14 (B)	3,000,000	3,000,000
University of California, Ser Z-1, RB
0.08%, 8/7/14 (B)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.08%, 8/7/14 (B)	9,000,000	9,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.02%, 8/1/14 (B)	29,200,000	29,200,000
University of Texas, Ser B, RB
0.03%, 8/7/14 (B)	45,000,000	45,000,000
University of Texas, TECP
0.10%, 8/5/14	15,000,000	15,000,000
0.10%, 8/8/14	22,000,000	22,000,000
Wisconsin State, TECP, (LOC: BNY Mellon)
0.08%, 10/1/14	17,953,000	17,953,000
		844,659,000
TOTAL MUNICIPAL OBLIGATIONS		844,659,000

COMMERCIAL PAPER — 27.3%

BANKS — 3.5%
Caisse Centrale Desjardins
0.17%, 8/20/14 (C)	24,000,000	23,997,910
0.17%, 9/29/14 (C)	25,000,000	24,993,035
0.14%, 10/27/14 (C)	25,000,000	24,991,541
Commonwealth Bank of Australia
0.14%, 8/8/14 (C)	24,000,000	23,999,347
		97,981,833
DOMESTIC/FOREIGN BANK SUPPORTED — 1.7%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.16%, 8/20/14 (C)	24,000,000	23,997,973
0.14%, 9/4/14 (C)	25,000,000	24,996,695
		48,994,668
INDUSTRIAL & OTHER COMMERCIAL PAPER — 22.1%
Board of Trustees of The Leland Stanford Junior University
0.10%, 8/22/14	24,000,000	23,998,600
0.10%, 9/24/14	24,045,000	24,041,393
CDP Financial
0.15%, 9/18/14	19,500,000	19,496,100
0.16%, 11/14/14	19,500,000	19,490,900
Coca-Cola
0.12%, 11/10/14 (C)	75,000,000	74,974,750
Hydro-Quebec
0.07%, 8/28/14 (C)	47,000,000	46,997,532
National Australia Funding Delaware
0.14%, 9/17/14 (C)	35,000,000	34,993,603
Old Line Funding LLC
0.21%, 1/29/15 (C)	20,000,000	19,978,883
President and Fellows of Harvard College
0.08%, 8/18/14	23,000,000	22,999,131
Procter & Gamble
0.09%, 10/7/14 (C)	25,000,000	24,995,812
0.16%, 10/28/14 (C)	25,000,000	24,990,222
PSP Capital
0.09%, 8/7/14 (C)	13,000,000	12,999,805
0.14%, 9/17/14 (C)	25,000,000	24,995,431
0.17%, 10/16/14 (C)	32,000,000	31,988,516
0.14%, 10/29/14 (C)	21,000,000	20,992,732
Trinity Health
0.12%, 8/5/14	30,000,000	29,999,600
0.12%, 9/10/14	37,500,000	37,494,794
University of California
0.10%, 8/4/14	62,000,000	61,999,465
0.11%, 8/7/14	18,245,000	18,244,666
Yale University
0.08%, 8/18/14	17,000,000	16,999,358
0.11%, 10/15/14	32,750,000	32,742,495
		625,413,788
TOTAL COMMERCIAL PAPER		772,390,289

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 18.0%
BANKS — 9.9%
Bank of New York Mellon MTN
3.10%, 1/15/15	$15,500,000	$15,701,260
1.20%, 2/20/15	39,462,000	39,646,220
2.95%, 6/18/15	12,000,000	12,281,600
Bank of Nova Scotia
1.85%, 1/12/15	22,600,000	22,758,180
3.40%, 1/22/15	36,000,000	36,532,768
Canadian Imperial Bank
1.50%, 12/12/14 (C)	25,000,000	25,110,834
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (C)	5,999,000	6,042,510
IBRD Discount Note
0.06%, 8/18/14	72,000,000	71,997,960
National Bank of Canada
1.50%, 6/26/15	36,200,000	36,594,258
Royal Bank of Canada MTN
0.55%, 5/1/15	14,500,000	14,530,809
		281,196,399
DOMESTIC/FOREIGN BANK SUPPORTED — 1.3%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/7/14 (D)	35,160,000	35,160,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.20%, 8/7/14 (D)	100,000	100,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/7/14 (D)	1,300,000	1,300,000
		36,560,000
FINANCIALS — 6.8%
Bank of Montreal
1.30%, 10/31/14 (C)	5,500,000	5,514,857
CDP Financial
3.00%, 11/25/14 (C)	56,650,000	57,142,100
General Electric Capital MTN
4.75%, 9/15/14	48,536,000	48,806,125
3.75%, 11/14/14	25,425,000	25,683,029
2.15%, 1/9/15	38,843,000	39,165,682
Procter & Gamble
3.50%, 2/15/15	17,125,000	17,423,369
		193,735,162
TOTAL CORPORATE OBLIGATIONS		511,491,561
CERTIFICATES OF DEPOSIT — 11.3%
Australia & New Zealand Banking Group, NY
0.18%, 8/19/14	25,000,000	25,000,000
0.18%, 8/27/14	25,000,000	25,000,000
Bank of Montreal, IL
0.16%, 8/1/14	25,000,000	25,000,000
0.16%, 8/21/14	25,000,000	25,000,000
0.17%, 9/4/14	24,000,000	24,000,000
0.16%, 10/9/14	24,000,000	24,000,000
0.19%, 10/23/14	24,000,000	24,000,000
Bank of Nova Scotia
0.28%, 11/6/14	25,000,000	25,000,000
0.25%, 2/27/15	11,000,000	11,000,000
Canadian Imperial Bank of Commerce, NY
0.26%, 11/7/14	25,000,000	25,000,000
0.24%, 12/4/14	25,000,000	25,000,000
National Australia Bank, NY
0.16%, 12/1/14	25,000,000	25,000,000
National Bank of Canada, NY
0.35%, 8/21/14	11,600,000	11,600,926
Royal Bank of Canada, NY
0.18%, 9/19/14	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		319,600,926

REGIONAL GOVERNMENT OBLIGATIONS — 2.2%
Province of British Columbia
2.85%, 6/15/15	1,407,000	1,439,319
Province of Manitoba Canada
2.63%, 7/15/15	2,000,000	2,045,058
Province of Ontario Canada
0.95%, 5/26/15	53,000,000	53,301,136
Royal Bank of Canada MTN
1.45%, 10/30/14	700,000	701,904
1.15%, 3/13/15	3,848,000	3,868,692
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		61,356,109
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.8%
0.06%, 8/18/14 (E)	20,000,000	19,999,434
0.06%, 8/25/14 (E)	30,000,000	29,998,800
		49,998,234
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		49,998,234
REPURCHASE AGREEMENTS — 9.3%
Counterparty: Bank of Nova Scotia
0.08% dated 7/31/14, due 8/1/14
in the amount of $259,492,577, fully collateralized by various U.S. Treasury obligations, par value $4,728,000- $148,150,000, coupon range 0.00%- 0.50%, maturity range 8/19/14- 9/28/15, value $264,683,398	259,492,000	259,492,000
Counterparty: RBC Capital Markets
0.06% dated 7/31/14, due 8/1/14
in the amount of $5,000,008, fully collaterlized by various U.S. Treasury obligations, par value $70,800- $4,893,700, coupon range 0.25%- 2.125%, maturity range 3/31/15- 5/15/22, value $5,100,007	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		264,492,000

TOTAL INVESTMENTS
(Cost $2,823,988,119)† — 99.7%		$2,823,988,119
OTHER ASSETS AND LIABILITIES, NET — 0.3%		9,006,155
NET ASSETS — 100.0%		$2,832,994,274

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $558,694,088 or 19.72% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(D)	Variable rate security. The rate shown is the current rate on July 31, 2014. Date shown represents the final maturity date.
(E)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax
BNY — Bank of New York Mellon
CALSTRS — California State Teachers' Retirement System
DFA — Developmental Finance Authority
EFA — Education Facilities Authority GTY — Guarantee
HEFA — Health and Education Facilities Authority HFA — Housing Finance Agency IDB — Industrial Development Board IDC — Industrial Development Corp. LOC — Letter of Credit
MFH — Multi-Family Housing MTA — Metropolitan Transportation Authority MTN — Medium Term Note
N.A. — National Association
NYC — New York City NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.0%
FANNIE MAE — 6.0%
0.88%, 8/28/14 (A)	$34,885,000	$34,905,994
3.00%, 9/16/14 (A)	25,000,000	25,091,790
4.63%, 10/15/14 (A)	1,800,000	1,816,500
		61,814,284
FANNIE MAE, DISCOUNT NOTE — 17.4%
0.04%, 8/13/14 (A) (B)	10,000,000	9,999,867
0.06%, 8/20/14 (A) (B)	36,500,000	36,498,940
0.08%, 8/25/14 (A) (B)	25,000,000	24,998,667
0.06%, 9/15/14 (A) (B)	40,000,000	39,997,250
0.07%, 10/8/14 (A) (B)	12,500,000	12,498,465
0.07%, 10/27/14 (A) (B)	35,000,000	34,994,079
0.10%, 1/28/15 (A) (B)	20,000,000	19,990,500
		178,977,768
FEDERAL FARM CREDIT BANK — 2.4%
0.16%, 9/3/14	14,000,000	13,999,845
0.16%, 11/4/14	10,000,000	9,999,817
		23,999,662
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 13.6%
0.04%, 8/7/14 (B)	60,000,000	59,999,600
0.05%, 8/13/14 (B)	10,000,000	9,999,833
0.07%, 8/25/14 (B)	20,000,000	19,999,067
0.06%, 9/4/14 (B)	48,500,000	48,497,251
		138,495,751
FEDERAL HOME LOAN BANK — 25.3%
0.16%, 8/1/14	15,000,000	15,000,000
0.10%, 8/6/14	40,000,000	39,999,941
0.16%, 8/12/14	27,000,000	27,000,833
0.06%, 8/18/14 (B)	40,000,000	39,998,867
0.06%, 8/27/14 (B)	40,000,000	39,998,267
0.07%, 8/29/14 (B)	50,000,000	49,997,472
0.08%, 1/15/15	12,500,000	12,498,446
0.25%, 1/16/15	30,000,000	30,018,962
0.13%, 4/14/15	5,000,000	4,999,599
		259,512,387
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 9.7%
0.06%, 8/25/14 (B)	50,000,000	49,998,000
0.06%, 9/8/14 (B)	25,000,000	24,998,417
0.09%, 9/24/14 (B)	25,000,000	24,996,719
		99,993,136
FREDDIE MAC — 0.6%
0.08%, 11/18/14 (A) (B)	1,325,000	1,324,669
0.15%, 6/16/15 (A) (B)	5,000,000	4,993,576
		6,318,245
FREDDIE MAC, DISCOUNT NOTE — 8.0%
0.06%, 8/4/14 (A) (B)	3,750,000	3,749,983
0.06%, 8/11/14 (A) (B)	22,500,000	22,499,629
0.07%, 9/2/14 (A) (B)	26,250,000	26,248,155
0.07%, 9/16/14 (A) (B)	7,500,000	7,499,377
0.07%, 10/15/14 (A) (B)	425,000	424,938
0.07%, 10/17/14 (A) (B)	3,475,000	3,474,480
0.07%, 10/23/14 (A) (B)	2,860,000	2,859,538
0.16%, 7/21/15 (A) (B)	15,000,000	14,977,138
		81,733,238
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		850,844,471

COMMERCIAL PAPER — 4.4%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.4%
Army and Air Force Exchange Service
0.09%, 8/27/14 (C)	45,000,000	44,997,075
TOTAL COMMERCIAL PAPER		44,997,075

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Note
2.13%, 11/30/14	10,000,000	10,066,857
TOTAL U.S. TREASURY OBLIGATION		10,066,857

REPURCHASE AGREEMENTS — 11.3%
Counterparty: Bank of Nova Scotia
0.08% dated 7/31/14, due 8/1/14
in the amount of $113,548,252, fully collateralized by various U.S. Treasury obligations, par value $51,237,000- $66,789,000, coupon range 0.00%- 1.375%, maturity range 7/1/15- 5/1/20, value $115,820,147	113,548,000	113,548,000
Counterparty: RBC Capital Markets
0.06% dated 7/31/14, due 8/1/14
in the amount of $2,000,003, fully collateralized by a $2,065,000 U.S. Treasury obligation, coupon 0.625%, maturity 8/31/17, value $2,040,031	2,000,000	2,000,000
TOTAL REPURCHASE AGREEMENTS		115,548,000

TOTAL INVESTMENTS
(Cost $1,021,456,403)† — 99.7%		$1,021,456,403
OTHER ASSETS AND LIABILITIES, NET — 0.3%		3,051,648
NET ASSETS — 100.0%		$1,024,508,051

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $44,997,075 or 4.39% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

As of January 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.1%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.18%, 8/7/14 (A)	$4,650,000	$4,650,000

ARIZONA — 1.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/1/14 (A)	12,870,000	12,870,000

CALIFORNIA — 8.9%
California State University, TECP
0.08%, 10/2/14	15,000,000	15,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.06%, 8/7/14 (A)	2,700,000	2,700,000
California State, EFA, TECP
0.05%, 8/29/14	12,773,000	12,773,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.06%, 8/6/14 (A)	600,000	600,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.05%, 8/6/14 (A)(B)	1,805,000	1,805,000
California State, Infrastructure & Economic Development Bank, RB
0.05%, 8/7/14 (A)	7,200,000	7,200,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.06%, 8/7/14 (A)	7,700,000	7,700,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/6/14 (A)	6,900,000	6,900,000
University of California, Ser AL-2, RB
0.05%, 8/7/14 (A)	23,000,000	23,000,000
		77,678,000
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.16%, 8/7/14 (A)	935,000	935,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 8/7/14 (A)	1,840,000	1,840,000
		2,775,000
CONNECTICUT — 1.0%
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.04%, 8/7/14 (A)	8,690,000	8,690,000

FLORIDA — 1.0%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/6/14 (A)(B)	6,810,000	6,810,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/6/14 (A)(B)	2,100,000	2,100,000
		8,910,000
GEORGIA — 4.1%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 8/7/14 (A)	3,700,000	3,700,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.06%, 8/7/14 (A)	19,900,000	19,900,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.07%, 8/6/14 (A)	12,500,000	12,500,000
		36,100,000
ILLINOIS — 10.1%
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.04%, 8/1/14 (A)	15,000,000	15,000,000
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.04%, 8/1/14 (A)	2,000,000	2,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/6/14 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.06%, 9/3/14	15,075,000	15,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.04%, 8/7/14 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.06%, 8/7/14 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.05%, 8/7/14 (A)	13,345,000	13,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.05%, 8/7/14 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.05%, 8/6/14 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.05%, 8/7/14 (A)	3,600,000	3,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 8/7/14 (A)	$2,100,000	$2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/6/14 (A)	3,630,000	3,630,000
		87,750,000
INDIANA — 1.1%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.18%, 8/7/14 (A)	175,000	175,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.05%, 8/7/14 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.05%, 8/6/14 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (A)	3,000,000	3,000,000
		9,875,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 8/7/14 (A)	6,605,000	6,605,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/7/14 (A)	750,000	750,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/7/14 (A)	4,180,000	4,180,000
		11,535,000
KENTUCKY — 1.3%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 8/6/14 (A)	8,500,000	8,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.07%, 8/1/14 (A)	2,475,000	2,475,000
		10,975,000
MARYLAND — 2.5%
Johns Hopkins University, TECP
0.08%, 8/19/14	7,000,000	7,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.09%, 9/1/14 (A)	14,910,000	14,910,000
		21,910,000

MASSACHUSETTS — 0.8%
Massachusetts State, HEFA, TECP
0.06%, 9/4/14	7,151,000	7,151,000

MICHIGAN — 8.4%
Board of Trustees of Michigan State University, TECP
0.07%, 8/11/14	25,600,000	25,600,000
Michigan State, Finance Authority, RB
0.09%, 9/2/14 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.08%, 8/7/14 (A)	7,970,000	7,970,000
Michigan State, HFA
0.05%, 8/1/14	400,000	400,000
University of Michigan, TECP
0.06%, 9/3/14	38,000,000	38,000,000
		73,820,000
MINNESOTA — 4.8%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.07%, 8/7/14 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 8/7/14 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/7/14 (A)	23,985,000	23,985,000
		41,935,000
MISSISSIPPI — 0.9%
Mississippi Business Finance Corp., Ser B, RB
0.05%, 8/1/14 (A)	1,500,000	1,500,000
Mississippi Business Finance Corp., Ser F, RB
0.05%, 8/1/14 (A)	1,495,000	1,495,000
Mississippi Business Finance Corp., Ser K, RB
0.04%, 8/1/14 (A)	4,800,000	4,800,000
		7,795,000
MISSOURI — 2.6%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.06%, 8/6/14 (A)	7,000,000	7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.06%, 8/6/14 (A)	16,000,000	16,000,000
		23,000,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 8/6/14 (A)	6,000,000	6,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW MEXICO — 2.8%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/14 (A)	$16,000,000	$16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/7/14 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 8.2%
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 8/1/14 (A)	5,000,000	5,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A)(B)	2,500,000	2,500,000
NYC, Water & Sewer System, RB
0.06%, 8/1/14 (A)	2,500,000	2,500,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/1/14 (A)	1,800,000	1,800,000
NYC, Water & Sewer System, Ser B-3, RB
0.04%, 8/1/14 (A)	3,100,000	3,100,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.06%, 8/6/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (A)	8,000,000	8,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (A)	4,800,000	4,800,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (A)	7,500,000	7,500,000
NYS, Liberty Development, 3 World Trade Center Project, Ser A-1, RB
0.15%, 8/22/14 (A)	5,500,000	5,500,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.10%, 9/1/14 (A)	9,500,000	9,500,000
NYS, Power Authority, Ser A, RB, (LIQ: Bank of Nova Scotia)
0.10%, 9/1/14 (A)	3,945,000	3,945,000
Port Authority of New York and New Jersey, TECP
0.07%, 8/21/14	11,620,000	11,620,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.03%, 8/1/14 (A)	100,000	100,000
Triborough Bridge & Tunnel Authority, Ser B-2C, RB, (LOC: U.S. Bank, N.A.)
0.06%, 8/1/14 (A)	1,300,000	1,300,000
		71,165,000
OHIO — 2.7%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.05%, 8/7/14 (A)	7,500,000	7,500,000
Franklin County, Health Care Facilities, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.05%, 8/7/14 (A)	7,000,000	7,000,000
Lancaster, Port Authority, RB
0.20%, 8/1/14	6,600,000	6,600,000
0.15%, 8/1/14 (A)	2,225,000	2,225,000
		23,325,000
OREGON — 0.6%
Oregon State, Ser A, GO
2.00%, 6/15/15	4,700,000	4,776,834

PENNSYLVANIA — 2.2%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/15 (A)	13,500,000	13,500,000
Philadelphia, IDA, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.05%, 8/7/14 (A)	5,325,000	5,325,000
		18,825,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.05%, 8/1/14 (A)	900,000	900,000

TEXAS — 11.6%
Dallas Area Rapid Transit, TECP
0.07%, 8/4/14	10,000,000	10,000,000
0.09%, 8/22/14	6,000,000	6,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/14 (C) (D)	13,000,000	13,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/14 (A)	10,000,000	10,000,000
Gulf Coast, IDA, RB
0.02%, 8/1/14 (A)	4,000,000	4,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.06%, 8/1/14 (A)	3,800,000	3,800,000
Harris County, IDC, Exxon Project, AMT, RB
0.03%, 8/1/14 (A)	10,000,000	10,000,000
Houston, Texas, TECP, (LOC: State Street Bank & Trust Co.)
0.08%, 8/12/14	9,500,000	9,500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.06%, 8/1/14 (A)	14,300,000	14,300,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.06%, 8/1/14 (A)	700,000	700,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.05%, 8/6/14 (A)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (A)	$4,000,000	$4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.09%, 8/7/14 (A)(B)	5,600,000	5,600,000
University of Texas, Permanent University Funding System, Ser A, RB
0.04%, 8/7/14 (A)	4,800,000	4,800,000
University of Texas, Ser B, RB
0.04%, 8/7/14 (A)	2,720,000	2,720,000
		101,420,000
UTAH — 1.6%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/7/14 (A)	4,150,000	4,150,000
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.07%, 8/7/14 (A)	9,185,000	9,185,000
		13,335,000
VIRGINIA — 2.7%
Norfolk, Virginia, TECP
0.06%, 9/4/14	3,700,000	3,700,000
University of Virginia, TECP
0.09%, 8/4/14	17,000,000	17,000,000
0.08%, 8/6/14	2,600,000	2,599,982
		23,299,982
WASHINGTON — 3.3%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.09%, 8/7/14 (A)	800,000	800,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.11%, 8/7/14 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 8/7/14 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 8/7/14 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 8/7/14 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 8/7/14 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 8/7/14 (A)(B)	4,620,000	4,620,000
		29,405,000
WISCONSIN — 5.3%
Milwaukee, Ser R, GO
1.00%, 12/23/14	15,000,000	15,052,681
Wisconsin State, TECP, (LOC: BNY Mellon)
0.08%, 8/18/14	6,117,000	6,117,000
0.08%, 10/1/14	4,000,000	4,000,000
0.09%, 10/2/14	20,866,000	20,866,000
		46,035,681
WYOMING — 3.2%
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.03%, 8/1/14 (A)	2,200,000	2,200,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.03%, 8/1/14 (A)	5,000,000	5,000,000
Sweetwater County, PacifiCorp Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.06%, 8/6/14 (A)	19,600,000	19,600,000
		26,800,000
TOTAL MUNICIPAL OBLIGATIONS		837,106,497
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
OTHER — 5.4%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.12%, 8/7/14 (C)	14,334,361	14,334,361
Freddie Mac, MFC, Ser M002, AMT, RB
0.12%, 8/7/14	19,069,207	19,069,207
Freddie Mac, MFC, Ser M008, AMT, RB
0.12%, 8/7/14 (D)	9,405,562	9,405,562
Freddie Mac, MFC, Ser M031, RB
0.07%, 8/7/14 (C)	4,695,000	4,695,000

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		47,504,130

TOTAL INVESTMENTS
(Cost $884,610,627) † — 101.5%		$884,610,627
OTHER ASSETS AND LIABILITIES, NET — (1.5)%		(13,445,961)
NET ASSETS — 100.0%		$871,164,666

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2014. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $22,405,562 or 2.57% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

AMT — Alternative Minimum Tax
BNY — Bank of New York Mellon
CALSTRS — California State Teachers' Retirement System
Cl — Class
DFA — Developmental Finance Authority EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates MFH — Multi-Family Housing
N.A. — National Association
NYC — New York City NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
Ser — Series TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper

As of July 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.2%
CALIFORNIA — 94.2%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 8/7/14 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser D2, RB
0.05%, 8/7/14 (B)	5,200,000	5,200,000
California State University, TECP
0.08%, 10/2/14	7,000,000	7,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.06%, 8/7/14 (B)	11,200,000	11,200,000
California State, EFA, Stanford University Project, Ser L, RB
0.04%, 8/6/14 (B)	2,955,000	2,955,000
California State, EFA, TECP
0.05%, 8/29/14	15,000,000	15,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/6/14 (B)	9,000,000	9,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/6/14 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.04%, 8/6/14 (B)	14,525,000	14,525,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.05%, 8/6/14 (B)	18,500,000	18,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 8/7/14 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.05%, 8/6/14 (B)	10,110,000	10,110,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/1/14 (B)	1,935,000	1,935,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 8/1/14 (B)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/6/14 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.05%, 8/6/14 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.12%, 12/3/14 (B)	5,650,000	5,650,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.06%, 8/6/14 (B)	6,290,000	6,290,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.05%, 8/6/14 (A) (B)	520,000	520,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	600,000	600,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	2,500,000	2,500,000
California State, HFA, Ser D, RB
0.05%, 8/6/14 (B)	1,395,000	1,395,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.05%, 8/6/14 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 8/7/14 (B)	2,700,000	2,700,000
California State, Infrastructure & Economic Development Bank, RB
0.05%, 8/7/14 (B)	18,700,000	18,700,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.02%, 8/1/14 (B)	2,400,000	2,400,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.02%, 8/1/14 (B)	800,000	800,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.01%, 8/1/14 (B)	8,300,000	8,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 8/7/14 (B)	4,100,000	4,100,000
California State, MFA, Ser B, RB
0.03%, 8/1/14	3,900,000	3,900,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/14 (B)	2,000,000	2,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/1/14 (B)	4,400,000	4,400,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.02%, 8/1/14 (B)	$13,000,000	$13,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/7/14 (A) (B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.06%, 8/7/14 (B)	2,605,000	2,605,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/7/14 (A) (B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 8/7/14 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.06%, 8/7/14 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.06%, 8/7/14 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.06%, 8/7/14 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, GO
0.03%, 8/1/14 (B)	5,400,000	5,400,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.03%, 8/1/14 (B)	4,420,000	4,420,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.04%, 8/1/14 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 8/7/14 (A) (B)	7,000,000	7,000,000
Los Angeles County, TECP
0.07%, 8/5/14	1,600,000	1,600,000
0.10%, 8/11/14	5,000,000	5,000,000
Los Angeles County, TRAN
1.50%, 6/30/15	5,000,000	5,062,849
Los Angeles, TRAN
1.50%, 6/25/15	5,000,000	5,062,320
Port of Oakland, TECP
0.09%, 11/6/14	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.06%, 8/7/14 (B)	2,250,000	2,250,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/6/14 (B)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.08%, 8/7/14 (B)	1,375,000	1,375,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 8/6/14 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.03%, 8/7/14 (B)	3,000,000	3,000,000
University of California, Ser AL-2, RB
0.05%, 8/7/14 (B)	16,000,000	16,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.04%, 8/6/14 (B)	7,300,000	7,300,000
		356,950,169
TOTAL MUNICIPAL OBLIGATIONS		356,950,169

TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
OTHER — 6.0%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.12%, 8/7/14 (B)	13,427,713	13,427,713
Freddie Mac, MFC, Ser M007, Cl A, AMT, RB
0.12%, 8/7/14 (B)	9,542,503	9,542,503

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		22,970,216

TOTAL INVESTMENTS
(Cost $379,920,385)† — 100.2%		$379,920,385
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(838,762)
NET ASSETS — 100.0%		$379,081,623

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

ABAG — Association of Bay Area Government AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System Cl — Class
COP — Certificate of Participation EFA — Educational Facilities Authority GO — General Obligation
HFA — Housing Finance Agency LIQ — Liquidity Agreement LOC — Letter of Credit
MFA — Municipal Finance Authority MFC — Multi-Family Certificates MFH — Multi-Family Housing N.A. — National Association
PCFA — Pollution Control Financing Authority RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TCLF — Temporary Credit Liquidity Facility TECP — Tax Exempt Commercial Paper TRAN — Tax and Revenue Anticipation Note

As of January 31, 2014, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.0%
NEW YORK — 100.0%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 8/7/14 (A) (B)	$4,920,000	$4,920,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.09%, 8/7/14 (B)	1,800,000	1,800,000
Long Island, Power Authority, Sub-Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 8/1/14 (B)	4,500,000	4,500,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/6/14 (B)	8,500,000	8,500,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.07%, 8/6/14 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 8/1/14 (B)	5,000,000	5,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.05%, 8/6/14 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 8/6/14 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	5,000,000	5,000,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/6/14 (B)	2,405,000	2,405,000
NYC, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 8/7/14 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.03%, 8/1/14 (B)	1,415,000	1,415,000
NYC, Municipal Water Finance Authority, 2nd General, Ser DD-3A, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.06%, 8/1/14 (B)	7,275,000	7,275,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.04%, 8/1/14 (B)	785,000	785,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 8/6/14 (B)	2,800,000	2,800,000
NYC, Transitional Future Tax Secured, Ser A-4, RB
0.02%, 8/1/14 (B)	2,250,000	2,250,000
NYC, Trust for Cultural Resources, American Museum of Natural History Project, Ser B-2, RB
0.07%, 8/7/14 (B)	4,490,000	4,490,000
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.05%, 8/1/14 (B)	1,075,000	1,075,000
NYC, Water & Sewer System, RB
0.03%, 8/1/14 (B)	200,000	200,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.04%, 8/6/14 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.04%, 8/7/14 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, TECP
0.06%, 8/5/14	9,000,000	9,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.06%, 8/6/14 (B)	7,500,000	7,500,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 8/6/14 (A) (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 8/6/14 (A) (B)	3,000,000	3,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 8/6/14 (A) (B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 8/6/14 (A) (B)	6,300,000	6,300,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 8/6/14 (A) (B)	2,050,000	2,050,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.06%, 8/6/14 (A) (B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (B)	4,415,000	4,415,000
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (B)	1,200,000	1,200,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (B)	3,000,000	3,000,000
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (B)	1,000,000	1,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 8/6/14 (B)	1,500,000	1,500,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 8/6/14 (A) (B)	$3,000,000	$3,000,000
NYS, Liberty Development, 3 World Trade Center Project, Ser A-1, RB
0.15%, 8/22/14 (B)	8,000,000	8,000,000
NYS, Power Authority, Ser A, RB, (LIQ: Bank of Nova Scotia)
0.10%, 9/1/14 (B)	8,500,000	8,500,000
NYS, Urban Development Corporation, Ser D, RB
5.00%, 3/15/15	7,335,000	7,557,632
Port Authority of New York and New Jersey, TECP
0.07%, 8/21/14	4,000,000	4,000,000
0.07%, 9/18/14	7,025,000	7,025,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.05%, 8/7/14 (B)	4,385,000	4,385,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/6/14 (B)	3,095,000	3,095,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.06%, 8/6/14 (B)	3,745,000	3,745,000
Triborough Bridge & Tunnel Authority, Ser B-2C, RB, (LOC: U.S. Bank, N.A.)
0.06%, 8/1/14 (B)	400,000	400,000
TOTAL MUNICIPAL OBLIGATIONS		184,112,632

TOTAL INVESTMENTS
(Cost $184,112,632)† — 100.0%		$184,112,632
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(7,299)
NET ASSETS — 100.0%		$184,105,333

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand.. The rate shown, which is subject to change, is the current rate on July 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System GO — General Obligation
HDC — Housing Development Corporation HFA — Housing Finance Authority LIQ — Liquidity Agreement LOC — Letter of Credit
MTA — Metropolitan Transportation Authority N.A. — National Association
NYC — New York City NYS — New York State RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2014, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended January 31, 2014, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 24.1%
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.06%, 8/7/14 (A)	$2,750,000	$2,750,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 8/1/14 (A)	3,200,000	3,200,000
Columbia University, TECP
0.10%, 8/7/14	1,000,000	1,000,000
0.10%, 8/20/14	2,000,000	2,000,000
0.12%, 9/17/14	1,290,000	1,290,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.04%, 8/7/14 (A)	600,000	600,000
Dallas Area Rapid Transit, TECP
0.09%, 8/22/14	1,600,000	1,600,000
Gulf Coast, IDA, RB
0.02%, 8/1/14 (A)	5,000,000	5,000,000
Long Island Power Authority, TECP, (LOC: JPMorgan Chase Bank, N.A.)
0.18%, 9/9/14	3,000,000	3,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.06%, 8/1/14 (A)	1,855,000	1,855,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/7/14 (A)	2,000,000	2,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.03%, 8/1/14 (A)	5,000,000	5,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.06%, 8/6/14 (A)	500,000	500,000
New York State, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 8/6/14 (A)	5,000,000	5,000,000
Princeton University, TECP
0.08%, 8/6/14	3,470,000	3,470,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.04%, 8/6/14 (A)	4,000,000	4,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (A)	300,000	300,000
University of California, Ser Z-2, RB
0.08%, 8/7/14 (A)	1,000,000	1,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.02%, 8/1/14 (A)	5,000,000	5,000,000
University of Texas System, Ser B, RB
0.03%, 8/7/14 (A)	2,000,000	2,000,000
University of Texas, TECP
0.10%, 8/5/14	2,000,000	2,000,000
0.10%, 8/8/14	1,782,000	1,782,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.08%, 10/1/14	2,000,000	2,000,000
TOTAL MUNICIPAL OBLIGATIONS		56,347,000

COMMERCIAL PAPER — 21.0%
BANKS — 3.4%
Caisse Centrale Desjardins
0.17%, 8/20/14 (B) (C)	3,000,000	2,999,739
0.17%, 9/29/14 (B) (C)	2,000,000	1,999,443
0.14%, 10/27/14 (B) (C)	2,000,000	1,999,323
Commonwealth Bank of Australia
0.14%, 8/8/14 (B) (C)	1,000,000	999,973
		7,998,478
DOMESTIC/FOREIGN BANK SUPPORTED — 1.7%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.16%, 8/20/14 (B) (C)	1,000,000	999,916
0.14%, 9/4/14 (B) (C)	3,000,000	2,999,603
		3,999,519
INDUSTRIAL & OTHER COMMERCIAL PAPER — 15.9%
Board of Trustees of The Leland Stanford Junior University
0.10%, 8/22/14 (B)	2,648,000	2,647,846
CDP Financial
0.15%, 9/18/14 (B)	500,000	499,900
0.16%, 11/14/14 (B)	1,500,000	1,499,300
Coca-Cola
0.20%, 11/10/14 (B) (C)	5,000,000	4,998,317
Hydro-Quebec
0.07%, 8/28/14 (B) (C)	3,000,000	2,999,842
National Australia Funding Delaware
0.14%, 9/17/14 (B) (C)	1,000,000	999,817
Old Line Funding LLC
0.21%, 1/29/15 (B) (C)	1,000,000	998,944
President and Fellows of Harvard College
0.08%, 8/18/14 (B)	1,443,000	1,442,945
Procter & Gamble
0.09%, 10/7/14 (B) (C)	2,000,000	1,999,665
0.16%, 10/28/14 (B) (C)	1,000,000	999,609
PSP Capital
0.09%, 8/7/14 (B) (C)	2,000,000	1,999,970
0.17%, 10/16/14 (B) (C)	1,000,000	999,641
0.14%, 10/29/14 (B) (C)	2,000,000	1,999,308
Trinity Health
0.12%, 9/10/14 (B)	2,500,000	2,499,656
University of California
0.10%, 8/4/14 (B)	3,730,000	3,729,968
0.11%, 8/7/14 (B)	1,000,000	999,982
Yale University
0.08%, 8/18/14 (B)	3,000,000	2,999,887
0.11%, 10/15/14 (B)	3,000,000	2,999,312
		37,313,909
TOTAL COMMERCIAL PAPER		49,311,906

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 12.0%
BANKS — 7.6%
Bank of New York Mellon MTN
3.10%, 1/15/15	$1,000,000	$1,013,038
1.20%, 2/20/15	1,599,000	1,606,353
2.95%, 6/18/15	678,000	693,910
Bank of Nova Scotia
1.85%, 1/12/15	2,048,000	2,062,373
3.40%, 1/22/15	2,334,000	2,368,594
Canadian Imperial Bank
1.50%, 12/12/14 (C)	2,000,000	2,008,867
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (C)	250,000	251,813
IBRD Discount Note
0.06%, 8/18/14	3,000,000	2,999,915
National Bank of Canada
1.50%, 6/26/15	3,352,000	3,388,520
Royal Bank of Canada MTN
0.55%, 5/1/15	1,340,000	1,342,830
		17,736,213
FINANCIALS — 4.4%
CDP Financial
3.00%, 11/25/14 (C)	3,350,000	3,379,093
General Electric Capital
4.75%, 9/15/14	2,305,000	2,317,882
3.75%, 11/14/14	2,000,000	2,020,389
2.15%, 1/9/15	1,000,000	1,008,303
Procter & Gamble
3.50%, 2/15/15	1,645,000	1,673,727
		10,399,394
TOTAL CORPORATE OBLIGATIONS		28,135,607

CERTIFICATES OF DEPOSIT — 6.5%
Australia & New Zealand Banking Group, NY
0.18%, 8/19/14	2,000,000	2,000,000
0.18%, 8/27/14	1,000,000	1,000,000
Bank of Montreal, IL
0.16%, 8/1/14	1,000,000	1,000,000
0.16%, 8/21/14	1,000,000	1,000,000
0.17%, 9/4/14	2,000,000	2,000,000
0.16%, 10/9/14	1,000,000	1,000,000
0.19%, 10/23/14	1,000,000	1,000,000
Bank of Nova Scotia
0.28%, 11/6/14	1,000,000	1,000,000
0.25%, 2/27/15	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, NY
0.26%, 11/7/14	1,000,000	1,000,000
0.24%, 12/4/14	1,000,000	1,000,000
National Australia Bank
0.16%, 12/1/14	1,000,000	1,000,000
National Bank of Canada, NY
0.35%, 8/21/14	300,000	300,018
Royal Bank of Canada, NY
0.18%, 9/19/14	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		15,300,018

U.S. GOVERNMENT AGENCY OBLIGATION — 2.1%
FEDERAL HOME LOAN BANK — 2.1%
0.06%, 8/18/14 (B)	5,000,000	4,999,858
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		4,999,858

REGIONAL GOVERNMENT OBLIGATION — 1.1%
Province of Ontario Canada
0.95%, 5/26/15	2,600,000	2,614,771
TOTAL REGIONAL GOVERNMENT OBLIGATION		2,614,771

REPURCHASE AGREEMENTS — 33.1%
Counterparty: Bank of Nova Scotia 0.08% dated 7/31/14, due 8/1/14 in the amount of $47,555,000, fully collateralized by a $48,528,000 U.S. Treasury obligation, coupon 0.00%, maturity 1/28/15, value $48,507,133	47,555,000	47,555,000
Counterparty: RBC Capital Markets 0.06% dated 7/31/14, due 8/1/14 in the amount of $30,000,050, fully collateralized by various U.S. Treasury obligations, par value $265,000- $20,003,800, coupon range 0.25%- 5.25%, maturity range 3/31/15- 11/15/28, value $30,600,053	30,000,000	30,000,000
TOTAL REPURCHASE AGREEMENTS		77,555,000

TOTAL INVESTMENTS
(Cost $234,264,160) — 99.9%		234,264,160
OTHER ASSETS AND LIABILITIES, NET — 0.1%		143,318
NET ASSETS — 100.0%		$234,407,478

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2014. Date shown is the next interest reset date.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $35,632,883 or 15.20% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
EFA — Education Facilities Authority
GTY — Guarantee
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Authority
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
LIQ — Liquidity Agreement
LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
NYC — New York City
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 95.7%
ALASKA — 0.4%
Valdez, Marine Terminal, Exxon Pipeline Project, RB
0.02%, 8/1/14 (A)	$200,000	$200,000

CALIFORNIA — 6.1%
California State, EFA, TECP
0.05%, 8/29/14	1,500,000	1,500,000
California State, Infrastructure & Economic Development Bank, RB
0.05%, 8/7/14 (A)	1,300,000	1,300,000
		2,800,000
CONNECTICUT — 2.2%
Connecticut State, HEFA, Yale University Project, Ser V-1, RB
0.02%, 8/1/14 (A)	1,000,000	1,000,000

ILLINOIS — 7.7%
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.06%, 9/3/14	2,000,000	2,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.04%, 8/7/14 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 8/6/14 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.05%, 8/6/14 (A)	600,000	600,000
		3,550,000
INDIANA — 0.7%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.05%, 8/7/14 (A)	300,000	300,000

IOWA — 2.1%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/7/14 (A)	955,000	955,000

KENTUCKY — 1.1%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 8/6/14 (A)	500,000	500,000

MARYLAND — 4.3%
Johns Hopkins University, TECP
0.08%, 8/19/14	2,000,000	2,000,000

MASSACHUSETTS — 4.3%
Massachusetts State, HEFA, TECP
0.06%, 9/4/14	2,000,000	2,000,000

MICHIGAN — 8.7%
Board of Trustees of Michigan State University, TECP
0.07%, 8/11/14	2,000,000	2,000,000
University of Michigan, TECP
0.06%, 9/3/14	2,000,000	2,000,000
		4,000,000
MINNESOTA — 2.2%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.07%, 8/7/14 (A)	1,000,000	1,000,000

MISSISSIPPI — 3.2%
Mississippi State, Business Financial Corporation, Ser C, RB
0.04%, 8/1/14 (A)	1,500,000	1,500,000

MISSOURI — 2.0%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.06%, 8/6/14 (A)	930,000	930,000

NEW MEXICO — 2.3%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 8/7/14 (A)	1,050,000	1,050,000

NEW YORK — 9.1%
Long Island, Power Authority, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 8/1/14 (A)	400,000	400,000
New York State, Liberty Development, RB
0.15%, 3/19/15 (A)	1,500,000	1,500,000
New York State, Power Authority, GO, (LIQ: Bank of Nova Scotia)
0.10%, 9/1/14 (A)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.03%, 8/1/14 (A)	300,000	300,000
		4,200,000
OREGON — 0.7%
Oregon State, Ser A, GO
2.00%, 6/15/15	300,000	304,904

PENNSYLVANIA — 3.2%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	1,500,000	1,500,000

TEXAS — 15.3%
Dallas Area Rapid Transit, TECP
0.09%, 8/22/14	2,400,000	2,400,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/14 (A)	650,000	650,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 8/7/14 (A) (B)	$1,000,000	$1,000,000
Houston, Texas, TECP, (LOC: State Street Bank & Trust Co.)
0.08%, 8/12/14	500,000	500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.06%, 8/1/14 (A)	600,000	600,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 8/6/14 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.05%, 8/6/14 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 8/6/14 (A)	400,000	400,000
		7,050,000
UTAH — 3.5%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.07%, 8/7/14 (A)	1,600,000	1,600,000

VIRGINIA — 8.0%
Norfolk, Virginia, TECP
0.06%, 9/4/14	2,000,000	2,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.12%, 8/6/14 (A) (C)	200,000	200,000
University of Virginia, TECP
0.09%, 8/4/14	900,000	900,000
0.08%, 8/6/14	600,000	599,996
		3,699,996
WASHINGTON — 2.4%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.11%, 8/7/14 (A)	510,000	510,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 8/7/14 (A) (C)	600,000	600,000
		1,110,000
WISCONSIN — 4.3%
Wisconsin State, TECP, (LOC: BNY Mellon)
0.08%, 8/18/14	500,000	500,000
0.09%, 10/2/14	1,500,000	1,500,000
		2,000,000
WYOMING — 1.9%
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.03%, 8/1/14 (A)	900,000	900,000
TOTAL MUNICIPAL OBLIGATIONS		44,149,900
COMMERCIAL PAPER — 4.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.3%
Michigan State, HFA
0.05%, 8/1/14 (D)	2,000,000	2,000,000

TOTAL COMMERCIAL PAPER		2,000,000

TOTAL INVESTMENTS
(Cost $46,149,900) — 100.0%		46,149,900
OTHER ASSETS AND LIABILITIES, NET — 0.0%		9,679
NET ASSETS — 100.0%		$46,159,579

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2014. Date shown is the next interest reset date.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $1,000,000 or 2.17% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(D)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax
CALSTERS — California State Teachers’ Retirement System DFA — Developmental Finance Authority EFA — Education Facilities Authority
GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 77.6%
FANNIE MAE — 5.8%
0.88%, 8/28/14 (B)	$35,549,000	$35,570,395
3.00%, 9/16/14 (B)	25,000,000	25,091,790
4.63%, 10/15/14 (B)	1,791,000	1,807,418
		62,469,603
FANNIE MAE, DISCOUNT NOTE — 16.6%
0.04%, 8/13/14 (B)	30,000,000	29,999,600
0.06%, 8/20/14 to 9/15/14 (B)	76,000,000	75,996,205
0.08%, 8/25/14 (B)	25,000,000	24,998,667
0.07%, 10/8/14 (A) (B)	12,500,000	12,498,465
0.07%, 10/27/14 (B)	15,000,000	14,997,462
0.10%, 1/28/15 (B)	20,000,000	19,990,500
		178,480,899
FEDERAL FARM CREDIT BANK — 1.9%
0.16%, 9/3/14 to 11/4/14	20,000,000	19,999,706

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 8.2%
0.04%, 8/7/14	20,000,000	19,999,867
0.05%, 8/13/14 (A)	10,000,000	9,999,833
0.07%, 8/25/14 (A)	10,000,000	9,999,533
0.06%, 9/4/14	48,500,000	48,497,252
		88,496,485
FEDERAL HOME LOAN BANK — 26.5%
0.16%, 8/1/14 to 8/12/14	41,905,000	41,905,836
0.02%, 8/5/14	48,000,000	47,999,893
0.10%, 8/6/14	30,000,000	29,999,956
0.06%, 8/18/14 to 8/27/14 (A)	28,000,000	27,998,937
0.07%, 8/29/14 (A)	100,000,000	99,994,944
0.08%, 1/15/15	12,500,000	12,498,446
0.25%, 1/16/15	20,000,000	20,012,642
0.13%, 4/14/15	5,000,000	4,999,599
		285,410,253
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 6.5%
0.06%, 8/25/10 to 9/8/10 (A)	45,000,000	44,997,617
0.09%, 9/24/14 (A)	25,000,000	24,996,719
		69,994,336
FREDDIE MAC — 0.9%
0.08%, 11/18/14 (B)	3,975,000	3,974,007
0.15%, 6/16/15 (B)	5,000,000	4,993,576
		8,967,583
FREDDIE MAC, DISCOUNT NOTE — 11.2%
0.06%, 8/4/14 (B)	11,250,000	11,249,948
0.06%, 8/11/14 (B)	37,500,000	37,499,386
0.07%, 9/2/14 (A) (B)	28,750,000	28,748,244
0.07%, 9/16/14 (B)	7,500,000	7,499,377
0.07%, 10/15/14 to 10/23/14 (A) (B)	20,289,000	20,285,867
0.16%, 7/21/15 (B)	15,000,000	14,977,138
		120,259,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		834,078,825

COMMERCIAL PAPER — 4.2%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.2%
Army and Air Force Exchange Service
0.09%, 8/27/14 (C)	45,000,000	44,997,075
TOTAL COMMERCIAL PAPER		44,997,075

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Note
2.13%, 11/30/14	10,000,000	10,066,857
TOTAL U.S. TREASURY OBLIGATION		10,066,857

REPURCHASE AGREEMENTS — 17.3%
Counterparty: Bank of Nova Scotia 0.08% dated 7/31/14, due 8/1/14 in the amount of $184,059,409, fully collaterlized by various U.S. Treasury obligations, par value $27,437,000- $161,290,000, coupon range 0.20%-1.375%, maturity range 8/25/15-5/1/20, value $187,740,748	184,059,000	184,059,000
Counterparty: RBC Capital Markets 0.06% dated 7/31/14, due 8/1/14 in the amount of $2,000,003, fully collateralized by various U.S. Treasury obligations, par value $741,200-$913,000, coupon range 0.625%-6.25%, maturity range 8/31/17-5/15/30, value $2,040,067	2,000,000	2,000,000
TOTAL REPURCHASE AGREEMENTS		186,059,000

TOTAL INVESTMENTS
(Cost $1,075,201,757) — 100.0%		1,075,201,757
OTHER ASSETS AND LIABILITIES, NET — 0.0%		456,421
NET ASSETS — 100.0%		$1,075,658,178

(A)	The rate shown is the effective yield at time of purchase.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $44,997,075 or 4.18% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 59.3%
U.S. Treasury Bills
0.03%, 8/7/14 (A)	$50,000,000	$49,999,733
0.06%, 8/14/14 (A)	50,000,000	49,998,982
0.04%, 8/21/14 (A)	60,000,000	59,998,800
0.03%, 8/28/14 (A)	75,000,000	74,998,509
0.04%, 10/23/14 (A)	25,000,000	24,997,752
0.08%, 5/28/15 (A)	35,000,000	34,975,792
		294,969,568
U.S. Treasury Notes
2.13%, 11/30/14	20,000,000	20,133,713
4.13%, 5/15/15	20,000,000	20,632,127
		40,765,840
TOTAL U.S. TREASURY OBLIGATIONS		335,735,408
REPURCHASE AGREEMENTS — 40.7%
Counterparty: Bank of Nova Scotia 0.07% dated 7/31/14, due 8/1/14 in the amount of $135,355,263, fully collateralized by various U.S. Treasury obligations, par value $615,900- $137,276,400, coupon range 1.375%-2.25%, maturity range 7/31/21-2/15/44, value $138,062,461	135,355,000	135,355,000
Counterparty: RBC Capital Markets 0.06% dated 7/31/14, due 8/1/14 in the amount of $95,000,158, fully collateralized by various U.S. Treasury obligations, par value $5,219,800- $54,422,800, coupon range 0.25%- 3.125%, maturity range 3/31/15- 5/15/22, value $96,900,087	95,000,000	95,000,000
TOTAL REPURCHASE AGREEMENTS		230,355,000

TOTAL INVESTMENTS
(Cost $566,090,408) — 100.0%		566,090,408
OTHER ASSETS AND LIABILITIES, NET — 0.0%		210,607
NET ASSETS — 100.0%		$566,301,015

(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: September 24, 2014

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: September 24, 2014

* Print the name and title of each signing officer under his or her signature.